Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.78%
Corporate Revenue Bonds — 13.18%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	5,520,000	$ 6,303,343
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	1,706,388
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	1,750,000	1,777,650
(Senior)
Series A-2 3.00% 6/1/48	2,425,000	1,886,480
Series A-2 4.00% 6/1/48	7,810,000	7,564,298
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	750,000
Central Plains, Nebraska Energy Project
(Project No. 3) Series A 5.00% 9/1/42	250,000	284,508
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	2,700,000	2,719,818
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,216,440
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.495% 6/1/60 #, ^	36,000,000	2,077,200
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,499,622
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #	1,710,000	1,653,177
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	2,011,851
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 1.33% 6/1/57 #, ^	62,600,000	3,848,648
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,837,862
NQ-037 [5/22] 7/22 (2272126)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	4,135,000	$ 4,381,032
Iowa Tobacco Settlement Authority
Series A-2 4.00% 6/1/38	300,000	305,004
Series A-2 4.00% 6/1/39	600,000	607,878
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/40	300,000	303,357
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	1,275,000	1,155,239
Kentucky Public Energy Authority
(Gas Supply Revenue) Series C-1 4.00% 12/1/49	5,000,000	5,136,800
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,332,284
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds) 144A 8.00% 12/1/51 (AMT) #	3,490,000	2,918,617
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	1,942,060
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,559,130
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,924,776
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	1,965,000	2,021,337
New York Counties Tobacco Trust V
(Capital Appreciation - Pass Through) Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	706,600
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	4,183,961
New York Transportation Development Special Facilities Revenue
Series B 6.50% 11/1/39	3,485,000	4,463,727
2    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	5,230,000	$ 4,893,136
5.00% 12/1/37 (AMT)	1,000,000	1,081,660
5.00% 12/1/39 (AMT)	1,000,000	1,077,190

(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	7,210,000	7,475,833
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,930,690
Public Finance Authority, Wisconsin
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	2,820,000	2,968,473
Series A 5.00% 2/1/62	1,375,000	1,430,852
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	4,301,682
5.25% 12/1/24	3,050,000	3,232,481
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,000,000	4,519,200
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,222,770
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	938,488
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation project) Subseries A-2 2.10% 6/1/37	2,250,000	2,195,640
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52	3,210,000	3,531,899
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.511% 6/1/46 ^	9,040,000	1,429,315
(Capital Appreciation-3rd Subordinate Lien) Series D 0.288% 6/1/46 ^	1,490,000	177,995
NQ-037 [5/22] 7/22 (2272126)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
TSASC, New York
Series A 5.00% 6/1/30	475,000	$ 510,335
Series A 5.00% 6/1/31	475,000	509,058
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	3,300,000	3,347,553
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46	1,250,000	1,250,238
Series C 2.388% 6/1/47 ^	52,780,000	13,505,346
Series D 2.161% 6/1/47 ^	6,955,000	1,443,510
		149,052,431
Education Revenue Bonds — 5.81%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,530,405
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	904,986
(Macombs Facility Project) Series A 4.00% 7/1/61	2,000,000	1,716,700
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	899,509
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,103,680
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,023,720
California School Finance Authority
(View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	175,000	178,820
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,213,340
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	500,000	501,535
4    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	$ 2,304,087
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	317,688
Series A 5.00% 8/1/55	800,000	831,640

(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,023,020
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,263,767
4.00% 7/1/44	740,000	718,289
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,441,403
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,235,173
Idaho Housing & Finance Association
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,312,444
(Gem Prep: Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	568,433
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	213,963
Series A 4.00% 5/1/35	450,000	461,043
Series A 4.00% 5/1/40	1,330,000	1,357,983
Series A 4.00% 5/1/55	1,540,000	1,552,782
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	414,452
Series A 5.00% 2/15/27	200,000	208,136
Series A 5.00% 2/15/29	400,000	413,844
Series A 5.00% 2/15/31	365,000	375,059
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	252,810
Series A 144A 5.00% 7/1/50 #	175,000	174,207
NQ-037 [5/22] 7/22 (2272126)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Highland Prep Project)
Series A 4.00% 7/1/30	330,000	$ 344,949
Series A 4.00% 7/1/32	360,000	370,739
Series A 4.00% 7/1/34	390,000	397,644
Series A 4.00% 7/1/36	425,000	432,119
Series A 4.00% 7/1/38	460,000	466,187
Series A 4.00% 7/1/40	500,000	504,900
Series A 4.00% 7/1/46	740,000	736,492
Massachusetts Development Finance Agency Revenue
(Harvard University) Series A 5.00% 7/15/40	5,000,000	6,090,200
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,687,300
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	547,576
Series A 5.00% 4/1/31	1,090,000	1,144,587
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	8,800,000	9,569,032
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,368,215
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,165,437
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	492,105
Series A 144A 5.00% 6/15/49 #	500,000	475,125
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	371,039
Series A 5.00% 7/1/32	235,000	246,658
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,440,576
6    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$ 3,935,671
University of Texas System Board of Regents
Series B 5.00% 8/15/49	1,075,000	1,381,289
		65,680,758
Electric Revenue Bonds — 5.41%
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,393,080
Series A 5.00% 10/1/33	2,915,000	3,180,411
Series A 5.00% 10/1/40	1,000,000	1,054,370
Long Island, New York Power Authority
5.00% 9/1/33	250,000	278,740
5.00% 9/1/35	1,000,000	1,111,480
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,767,063
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,633,515
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,421,200
Series TT 5.00% 7/1/32 ‡	1,555,000	1,446,150
Series WW 5.25% 7/1/33 ‡	1,015,000	949,025
Series WW 5.50% 7/1/17 ‡	2,200,000	2,059,750
Series WW 5.50% 7/1/19 ‡	1,710,000	1,600,987
Series WW 5.50% 7/1/38 ‡	1,925,000	1,807,094
Series XX 5.25% 7/1/40 ‡	4,630,000	4,329,050
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,773,225
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,285,760
Series A 5.00% 1/1/38	5,000,000	5,500,200

(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	5,685,600
Utility Debt Securitization Authority, New York
(Restructuring Bonds) 5.00% 12/15/37	10,000,000	10,893,600
		61,170,300
NQ-037 [5/22] 7/22 (2272126)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 8.98%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	915,000	$ 689,654
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,212,200
California Health Facilities Financing Authority
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	3,834,200
Series A 3.00% 11/1/39	2,750,000	2,481,380
(Kaiser Permanente)
Series A-1 5.00% 11/1/27	4,100,000	4,678,469
Series A-2 5.00% 11/1/47	4,600,000	5,567,288

(Sutter Health) Series A 5.00% 11/15/38	760,000	817,190
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.00% 12/1/41 #	1,685,000	1,714,184
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	7,087,500
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	500,970
Series A 4.00% 8/1/38	1,500,000	1,500,585
Series A-2 4.00% 8/1/49	2,000,000	1,955,040
Series A-2 5.00% 8/1/38	1,105,000	1,161,731
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	4,234,088
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,057,890
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Helathcare Obliagted Group) Series A 4.00% 8/15/45	2,605,000	2,518,801
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	408,756
8    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	$ 680,006
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	990,580
4.00% 5/15/30	1,385,000	1,352,674
4.00% 5/15/31	500,000	485,320

(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	812,447
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	698,828
Series A 5.00% 10/1/47	2,275,000	2,430,064
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	5,490,000	6,134,251
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	770,499
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	485,805
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	446,414
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project) 5.00% 7/1/31	440,000	444,893
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,600,877
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,213,180
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,281,711
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,161,580
NQ-037 [5/22] 7/22 (2272126)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	$ 799,530
Series D 4.00% 12/1/38	1,200,000	1,199,580
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,489,190
National Finance Authority Revenue, New Hampshire
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,217,602
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	972,480
New Hope, Texas Cultural Education Facilities Finance
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,475,932
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,072,410
144A 5.00% 12/1/32 #	1,100,000	1,172,710
144A 5.00% 12/1/33 #	1,000,000	1,064,630
Northampton County, Philadelphia, Pennsylvania Industrial Development Authority Revenue
(MorningStar Senior Living Project) 5.00% 7/1/32	1,275,000	1,275,115
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	1,830,615
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	400,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	350,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	1,952,460
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/39	2,500,000	2,586,825
10    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	$ 1,373,309
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,003,420
Series B-1 4.25% 11/15/26	3,000,000	2,855,850
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,203,120
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	800,000	840,456
		101,544,289
Lease Revenue Bonds — 8.44%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	185,000	187,818
Hudson Yards, New York Infrastructure Revenue
Series A 4.00% 2/15/44	1,000,000	1,013,790
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	6,880,000	7,359,192
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,456,049
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,672,040
Series A 4.00% 12/15/42 (BAM)	13,500,000	13,350,555
Series A 4.00% 12/15/47	4,800,000	4,581,360
Series A 4.00% 6/15/50	1,695,000	1,604,657
Series A 4.00% 6/15/52	2,275,000	2,139,182
Series A 4.00% 6/15/52 (BAM)	2,000,000	1,916,180
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,007,280
Series A 4.00% 11/1/39	1,000,000	1,005,690
NQ-037 [5/22] 7/22 (2272126)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority
(Capital Appreciation) Series A 2.873% 12/15/39 (BAM) ^	25,290,000	$ 12,939,375
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,595,135
(Transportation Program Bonds) Series BB 4.00% 6/15/50	5,000,000	4,907,800
(Transportation System Bonds)
Series A 4.00% 6/15/35	1,810,000	1,839,883
Series A 5.00% 12/15/25	5,000,000	5,373,100
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,299,450
New York Liberty Development
(4 World Trade Center Project)
Series A 2.875% 11/15/46	10,000,000	8,139,300
Series A 3.00% 11/15/51 (BAM)	1,000,000	821,040
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	849,690
Series 1 5.00% 1/15/29	3,100,000	3,497,327
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	4,628,640
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,296,339
		95,480,872
Local General Obligation Bonds — 3.50%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	655,392
Series A 5.50% 1/1/35	1,980,000	2,154,161
Series C 5.00% 1/1/26	1,280,000	1,345,536
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	851,177
5.00% 4/1/36	320,000	329,635
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,259,490
Series D 5.00% 12/1/31	2,160,000	2,268,950
12    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	1,350,000	$ 1,555,929
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,552,682
144A 4.25% 6/1/41 #	2,210,000	1,864,046
New York City, New York
Series A 4.00% 8/1/38	5,000,000	5,184,950
Series A 5.00% 8/1/47	3,500,000	3,956,960
Series D 4.00% 12/1/42	2,000,000	2,067,240
Series E 5.00% 8/1/23	3,685,000	3,829,563
Series F-1 5.00% 6/1/34	5,000,000	5,352,700
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,326,320
		39,554,731
Pre-Refunded/Escrowed to Maturity Bonds — 4.29%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,423,700
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	16,093
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,883,439
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,362,560
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	928,454
5.00% 7/1/46-24 §	1,425,000	1,512,053
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27-24 (PSF) §	2,000,000	2,106,860
NQ-037 [5/22] 7/22 (2272126)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	$ 946,891
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,264,150
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,517,506
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,768,447
Philadelphia, Pennsylvania Water & Waste Water Revenue
5.00% 11/1/28-22 §	5,000,000	5,075,700
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23-22 (AMT) #, §	845,000	855,216
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,290,445
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23 §	2,190,000	2,350,877
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,170,730
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23 §	2,000,000	2,055,380
		48,528,501
Special Tax Revenue Bonds — 16.16%
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,287,700
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	200,000	204,542
5.00% 5/1/34	830,000	842,052
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,832,549
14    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	$ 3,427,490
Series A 5.25% 1/1/23	5,375,000	5,389,566
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/25	1,900,000	2,026,635
5.00% 12/1/26	2,500,000	2,704,550
5.00% 12/1/29	600,000	639,804
5.00% 12/1/31	900,000	951,057
5.00% 12/1/32	1,800,000	1,894,230
5.00% 12/1/34	1,500,000	1,569,255
5.00% 12/1/35	1,200,000	1,253,460
5.00% 12/1/36	900,000	939,033
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,340,275
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	42,917,902	38,304,228
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,897,795
Illinois State, Sales Tax Revenue
(Junior Obligation)
Series A 4.00% 6/15/30 (BAM)	5,000,000	5,309,600
Series A 4.00% 6/15/31 (BAM)	5,000,000	5,301,250
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,765,763
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	1,785,000	1,817,612
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,297,400
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	3,000,000	1,667,460
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,016,792
NQ-037 [5/22] 7/22 (2272126)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	$ 3,003,666
Subseries B-1 5.00% 8/1/42	5,000,000	5,217,750
Subseries C 5.00% 11/1/27	4,150,000	4,381,695
Subseries E-1 5.00% 2/1/35	5,000,000	5,492,550
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	1,073,350
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,290,000	2,549,411
Series B 5.00% 3/15/35	5,000,000	5,298,050
Orange County, California Local Transportation Authority Sales Tax Revenue
5.00% 2/15/39	2,000,000	2,254,320
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	973,862
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 4.978% 7/1/46 ^	21,770,000	6,623,958
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,092,894
Series A-1 4.75% 7/1/53	13,160,000	13,240,276
Series A-1 5.00% 7/1/58	8,705,000	8,872,223
Series A-1 5.216% 7/1/51 ^	16,289,000	3,599,054
Series A-2 4.329% 7/1/40	7,117,000	7,125,825
Series A-2 4.329% 7/1/40	5,636,000	5,642,989
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	610,000	601,600
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,055,000	1,005,267
		182,728,838
State General Obligation Bonds — 15.74%
California State
(School Facilities) 5.00% 11/1/30	5,000,000	5,226,200
16    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	$ 4,124,240
4.00% 10/1/37	2,000,000	2,126,880
5.00% 8/1/26	3,120,000	3,479,112
5.00% 10/1/26	2,500,000	2,797,575
5.00% 8/1/28	3,000,000	3,463,530
5.00% 9/1/30	1,715,000	1,896,601
5.00% 9/1/32	4,100,000	4,526,646
5.00% 9/1/32	1,400,000	1,677,494
5.00% 8/1/33	5,000,000	5,336,950
5.00% 9/1/35	8,000,000	8,809,040
5.00% 9/1/41	2,000,000	2,338,220
5.25% 9/1/30	5,000,000	5,214,750
Series C 5.00% 9/1/30	5,985,000	6,480,798
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	8,551,350
Series A 5.00% 7/1/37	5,000,000	5,345,600
Commonwealth of Puerto Rico
2.852% 11/1/43 •, ^	27,335,037	14,180,050
(Restructured)
Series A-1 4.00% 7/1/33	2,694,921	2,642,774
Series A-1 4.00% 7/1/35	2,422,374	2,343,090
Series A-1 4.00% 7/1/37	2,079,036	2,010,948
Series A-1 4.00% 7/1/41	2,826,695	2,685,134
Series A-1 4.00% 7/1/46	2,939,726	2,750,319
Series A-1 4.36% 7/1/33 ^	3,468,106	2,058,321
Series A-1 5.625% 7/1/27	1,535,418	1,676,907
Series A-1 5.625% 7/1/29	2,925,956	3,237,600
Series A-1 5.75% 7/1/31	2,841,956	3,219,737
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,151,696
District of Columbia
Series C 5.00% 6/1/34	5,000,000	5,284,400
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,229,609
Illinois State
5.00% 1/1/28	1,630,000	1,735,135
5.00% 3/1/36 §	960,000	961,651
5.00% 11/1/36	1,965,000	2,028,823
5.25% 2/1/30	2,410,000	2,480,589
NQ-037 [5/22] 7/22 (2272126)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.25% 2/1/32	1,015,000	$ 1,040,091
5.25% 2/1/33	480,000	490,094
5.50% 5/1/39	2,500,000	2,708,075
Series A 4.00% 3/1/41	1,860,000	1,754,222
Series A 5.125% 12/1/29	4,440,000	4,802,704
Series B 4.00% 10/1/35	8,830,000	8,587,881
Series C 4.00% 10/1/37	1,710,000	1,652,544
Series C 4.00% 10/1/42	3,835,000	3,590,979
Series D 5.00% 11/1/25	1,220,000	1,308,133
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	1,964,700
Series B 4.00% 11/1/34	1,190,000	1,161,166
Series B 4.00% 11/1/35	2,200,000	2,139,126
Series B 4.00% 11/1/38	1,810,000	1,737,093
New Jersey State
Series A 4.00% 6/1/32	3,440,000	3,704,777
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	5,644,400
Washington State
Series E 5.00% 7/1/31	3,000,000	3,196,020
Series R 4.00% 7/1/29	2,000,000	2,203,260

(Various Purpose) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,174,060
		177,931,094
Transportation Revenue Bonds — 14.58%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,045,250
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	1,965,770
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,317,000
Series B 5.00% 1/1/32	1,000,000	1,055,540
Series B 5.00% 1/1/33	1,520,000	1,604,299
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,738,425
Series B 5.00% 1/1/37	3,000,000	3,281,190
18    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	$ 7,898,442
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series A-1 144A 6.75% 12/1/56 (AMT) #	5,980,000	5,946,751
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	1,001,350
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series D 5.00% 3/1/33 (AMT)	1,500,000	1,656,480
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,599,591
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Subseries A-2 4.00% 11/15/41	3,000,000	2,979,390
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,953,479
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	1,938,061
Series E 5.00% 1/1/32	5,050,000	5,605,197
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,022,786
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,023,279
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	5,955,221
Series J 5.00% 1/1/32	5,000,000	5,208,200
Series K 5.00% 1/1/31	5,000,000	5,321,550
New York Transportation Development Special Facilities Revenue
(Delta AirLines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,944,267
5.00% 1/1/33 (AMT)	790,000	820,359
5.00% 10/1/35 (AMT)	1,125,000	1,180,249

NQ-037 [5/22] 7/22 (2272126)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue

(JFK International Air Terminal Project) Series A 5.00% 12/1/35 (AMT)	1,000,000	$ 1,070,690
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,387,450
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,747,350
Series B 4.00% 12/1/51	1,200,000	1,162,812
Series B 4.00% 12/1/51 (BAM)	3,285,000	3,322,876
Series B 5.00% 12/1/45	5,000,000	5,259,150
Series C 5.00% 12/1/43	1,445,000	1,479,290
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,783,932
Philadelphia, Pennsylvania Airport Revenue
Series C 5.00% 7/1/32 (AMT)	845,000	937,823
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,569,921
Series B 5.00% 7/1/44 (AMT)	3,900,000	4,221,477
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	1,275,000	1,372,691
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	7,542,290
5.00% 10/15/29 (AMT)	3,105,000	3,325,983

(194th Series) 5.00% 10/15/32	2,500,000	2,707,275
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	10,797,800
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,386,750
Series B 5.00% 7/1/31	500,000	545,620
Series B 5.00% 7/1/32	600,000	653,736
Series B 5.00% 7/1/33	1,000,000	1,087,990
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/46 (AMT) (BAM)	2,260,000	2,263,209
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	188,671
Series B 5.00% 1/1/25 (AMT)	390,000	410,218
Series B 5.00% 1/1/30 (AMT)	230,000	246,286
20    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	$ 228,532
Series B 5.00% 1/1/33 (AMT)	705,000	747,568
Series B 5.00% 1/1/34 (AMT)	880,000	930,160
Series B 5.00% 1/1/35 (AMT)	675,000	711,490
Series B 5.00% 1/1/36 (AMT)	660,000	693,614
Series B 5.00% 1/1/37 (AMT)	430,000	459,150
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	3,916,013
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	6,682,032
		164,901,975
Water & Sewer Revenue Bonds — 1.69%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/47	2,975,000	3,069,843
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	395,000	403,595
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,255,510
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution) Series EE 5.00% 6/15/39	5,000,000	5,390,350
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,500,000	2,862,225
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,653,990
Series A 5.00% 5/15/33	2,250,000	2,477,453
		19,112,966
Total Municipal Bonds (cost $1,117,197,394)		1,105,686,755

NQ-037 [5/22] 7/22 (2272126)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 1.94%
Variable Rate Demand Notes — 1.94%¤
Denver City & County
Series A3 0.62% 12/1/31 (SPA - JPMorgan Chase Bank, N.A.)	300,000	$ 300,000
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 0.67% 3/1/48 (LOC – US Bank, N.A.)	425,000	425,000
Los Angeles, California Department of Water & Power System Revenue
Series A 0.52% 7/1/45 (SPA - Barclays Bank)	700,000	700,000
Subordinate Series B-3 0.52% 7/1/34 (SPA - Barclays Bank)	1,400,000	1,400,000
(Power System) Subordinate Series A-1 0.52% 7/1/50 (SPA - Royal Bank of Canada)	100,000	100,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.60% 12/1/30	250,000	250,000
Series E 0.60% 12/1/30	800,000	800,000
Series I 0.60% 11/1/35	800,000	800,000
Series K 0.60% 11/1/35	700,000	700,000
New Jersey Health Care Facilities Financing Authority Revenue
Series B 0.52% 7/1/43 (LOC – JPMorgan Chase Bank N.A.)	400,000	400,000
New York City, New York
Fiscal 2015 Series F 0.62% 6/1/44 (LOC – JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Fiscal 2018 Subordinate Series B-4 0.65% 10/1/46 (SPA - Barclays Bank)	1,500,000	1,500,000
Fiscal 2019 Series D 0.65% 12/1/47 (SPA - Barclays Bank)	1,500,000	1,500,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2008 Series BB-5 0.58% 6/15/33 (SPA - Bank Of America, N.A.)	730,000	730,000
Fiscal 2011 Subseries FF-2 0.62% 6/15/44 (SPA - JPMorgan Chase Bank, N.A.)	2,300,000	2,300,000
Subseries A-2 0.58% 6/15/44 (SPA - Mizuho Bank)	4,625,000	4,625,000
New York City, New York Transitional Finance Authority Future Tax Secured
(Adjustable Rate Bonds) Fiscal 2011 Subordinate Series A-4 0.65% 8/1/39 (SPA - Barclays Bank)	300,000	300,000
22    NQ-037 [5/22] 7/22 (2272126)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of Michigan Revenue
Series D-1 0.55% 12/1/24	1,400,000	$ 1,400,000
Virginia College Building Authority Educational Facilities Revenue
0.60% 11/1/36 (LOC – Wells Fargo Bank N.A.)	2,580,000	2,580,000
Total Short-Term Investments (cost $21,910,000)		21,910,000
Total Value of Securities—99.72% (cost $1,139,107,394)		1,127,596,755

Receivables and Other Assets Net of Liabilities—0.28%		3,136,210
Net Assets Applicable to 99,495,716 Shares Outstanding—100.00%		$1,130,732,965
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $65,308,273, which represents 5.78% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
NQ-037 [5/22] 7/22 (2272126)    23

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
24    NQ-037 [5/22] 7/22 (2272126)